Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Amendment No. 7 to Form S-1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer